Offerings	Mar. 10, 2026 USD ($) shares $ / shares Rate
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock $0.001 par value per share, reserved for issuance under the Amended and Restated Plan
Amount Registered | shares	1,668,907
Proposed Maximum Offering Price per Unit | $ / shares	0.73
Maximum Aggregate Offering Price	$ 1,218,302.11
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 168.25
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Skye Bioscience, Inc. Amended and Restated Omnibus Incentive Plan (the “Amended and Restated Plan”) and Skye Bioscience, Inc. 2022 Employee Stock Purchase Plan (the “2022 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, reserved for issuance under the 2022 ESPP
Amount Registered | shares	166,891
Proposed Maximum Offering Price per Unit | $ / shares	0.73
Maximum Aggregate Offering Price	$ 121,830.43
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 16.82
Offering Note	The proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee. Pursuant to Rule 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum offering price have been determined on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Market on March 9, 2026, which date is within five business days prior to filing this Registration Statement.